Offerings - Offering: 1	Sep. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share
Amount Registered | shares	220,285
Proposed Maximum Offering Price per Unit	6.88
Maximum Aggregate Offering Price	$ 1,515,560.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 209.30
Offering Note	This Registration Statement on Form S-8 is being filed by SoundHound AI, Inc. (“SoundHound”) to register (x) 220,285 shares of SoundHound Class A common stock issuable pursuant to SoundHound’s assumption of certain outstanding awards of unvested restricted stock units of LivePerson, Inc. (“LivePerson”) pursuant to the Amended and Restated LivePerson, Inc. 2019 Stock Incentive Plan (the “LivePerson 2019 Incentive Plan”), and the Amended and Restated LivePerson, Inc. 2018 Inducement Plan (together with the LivePerson 2019 Incentive Plan, the “LivePerson Equity Plans”), in each case, assumed by the Company in connection with that certain Merger Agreement, dated as of April 21, 2026, between SoundHound, LivePerson, and Lightspeed Merger Sub, Inc., as amended and restated (the “Merger Agreement”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also include such additional indeterminate number of shares of Class A common stock of SoundHound that become issuable under the LivePerson Equity Plans by reason of any stock dividend, stock split, recapitalization or similar transaction effected without SoundHound’s receipt of consideration, which would increase the number of outstanding shares of Class A common stock. The calculation is made solely for the purposes of computing the amount of the registration fee with respect to the 220,285 shares of SoundHound Class A common stock issuable under restricted stock units being assumed, under Rule 457(f)(1)of the Securities Act, on the basis of the average of the high and low sale prices of a share of SoundHound Class A common stock as reported on the Nasdaq Global Select Market on September 1, 2026.